Inventories, Net - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 903,390	$ 707,430
Finished goods	1,203,076	1,608,488
Inventories valuation allowance	(126,671)	(122,739)	$ (124,512)
Total inventories, net	$ 1,979,795	$ 2,193,179